Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	Useful life	September 30, 2022	December 31, 2021

Office equipment	5 years	25,544	25,717
Motor vehicle	5 years	55,343	120,049
Yacht	5 years	583,909	587,845
		664,796	733,611
Less: accumulated depreciation		(365,516)	(337,786)

		$299,280	$395,825

	Useful life	December 31, 2021	December 31, 2020

Office equipment	5 years	$25,717	$25,872
Motor vehicle	5 years	120,049	72,382
Yachts	5 years	587,845	591,404
		733,611	689,658
Less: accumulated depreciation		(337,786)	(202,322)

		$395,825	$487,336